Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Disclosure of Inventories

	As of December 31,
	2022	2021
Raw materials	$76,740	$37,628
Semi-finished goods	4,443	2,823
Merchandise	33,518	32,686
	$114,701	$73,137